Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended					5 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2012 Customer Segment	Dec. 31, 2011	Dec. 31, 2010	May 28, 2010	May 28, 2010 Quick Tag license	May 27, 2010 Code Hennessy and Simmons LLC [Member]	May 27, 2010 Ontario Teacher's Pension Plan [Member]	May 27, 2010 HarbourVest [Member]	May 27, 2010 Members of management [Member]	May 27, 2010 Other investors [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Total consideration paid in Merger Transaction					$ 832,679
Consideration paid for Quick Tag license and related patents						11,500
Liquidation outstanding junior subordinated debentures					105,443
Trust common securities, at the time of the merger	3,261	3,261	3,261		3,261
Ownership in common stock							49.30%	28.00%	8.70%	13.70%	0.30%
Percentage of ownership in voting right							54.60%	31.00%	9.70%	4.40%	0.30%
Write-off of deferred financing fees		$ 5,010
Intangible asset and goodwill deductible for income Tax Purpose		15 years
Number of business segments	5	5
Number of customers		20,380
Percentage of net sales from largest three customers		40.10%	41.00%	43.70%